LVIP SSGA Moderate Structured Allocation Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–89.82%
INVESTMENT COMPANIES–89.82%
Equity Funds–34.80%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	7,125,447	$101,950,894
LVIP SSGA Mid-Cap Index Fund	2,340,845	33,740,938
LVIP SSGA S&P 500 Index Fund	3,576,798	102,629,064
LVIP SSGA Small-Cap Index Fund	689,086	25,232,976
LVIP SSGA Small-Mid Cap 200 Fund	1,975,602	25,479,338
		289,033,210
Fixed Income Fund–29.86%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	22,832,095	247,979,378
		247,979,378
International Equity Funds–25.16%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	9,803,044	80,512,404
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Emerging Markets 100 Fund	5,494,162	$ 47,705,805
LVIP SSGA International Index Fund	7,734,195	80,783,668
		209,001,877
Total Affiliated Investments (Cost $586,812,483)		746,014,465

UNAFFILIATED INVESTMENT–10.26%
INVESTMENT COMPANY–10.26%
Fixed Income Fund–10.26%
SPDR® Portfolio TIPS ETF	2,816,456	85,225,958
Total Unaffiliated Investment (Cost $78,688,736)		85,225,958

TOTAL INVESTMENTS–100.08% (Cost $665,501,219)	831,240,423
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(636,510)
NET ASSETS APPLICABLE TO 60,397,760 SHARES OUTSTANDING–100.00%	$830,603,913

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Moderate Structured Allocation Fund–1

LVIP SSGA Moderate Structured Allocation Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderate Structured Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options (“FLEX Options”) are valued based on the transaction prices executed by the Funds’ sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$746,014,465	$—	$—	$746,014,465
Unaffiliated Investment Company	85,225,958	—	—	85,225,958
Total Investments	$831,240,423	$—	$—	$831,240,423
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Moderate Structured Allocation Fund–2

LVIP SSGA Moderate Structured Allocation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-89.82%@
Equity Funds-34.80%@
✧✧LVIP SSGA Large Cap 100 Fund	$108,439,409	$394,572	$4,322,460	$1,828	$(2,562,455)	$101,950,894	7,125,447	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	34,789,798	1,609,487	913,462	(27,046)	(1,717,839)	33,740,938	2,340,845	—	—
✧✧LVIP SSGA S&P 500 Index Fund	108,464,166	1,964,834	2,740,386	(71,910)	(4,987,640)	102,629,064	3,576,798	—	—
✧✧LVIP SSGA Small-Cap Index Fund	24,919,890	2,915,199	685,096	(34,169)	(1,882,848)	25,232,976	689,086	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	26,130,369	601,326	685,096	(3,263)	(563,998)	25,479,338	1,975,602	—	—
Fixed Income Fund-29.86%@
✧✧LVIP SSGA Bond Index Fund	268,091,447	2,543,793	6,850,962	(619,030)	(15,185,870)	247,979,378	22,832,095	—	—
International Equity Funds-25.16%@
✧✧LVIP SSGA Developed International 150 Fund	88,538,915	328,811	8,265,729	297,643	(387,236)	80,512,404	9,803,044	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	52,704,665	197,285	4,995,640	(75,524)	(124,981)	47,705,805	5,494,162	—	—
✧✧LVIP SSGA International Index Fund	88,349,153	810,445	2,283,654	(62,851)	(6,029,425)	80,783,668	7,734,195	—	—
Total	$800,427,812	$11,365,752	$31,742,485	$(594,322)	$(33,442,292)	$746,014,465		$—	$—

@ As a percentage of Net Assets as of March 31, 2022.
✧✧ Standard Class shares.
LVIP SSGA Moderate Structured Allocation Fund–3